Prepaid Expenses and Deposits (Details)	12 Months Ended
Oct. 31, 2022
Disclosure Of Prepaid Expenses And Deposits Abstract
Exploration licenses term description	The terms of the exploration license insurance agreements are equal to the terms of the exploration licenses (six years) plus two years from the effective dates.